Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005434
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Investor Class
Trading Symbol	PRDSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 8,268,061,000
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	21.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	21.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000170855
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Advisor Class
Trading Symbol	TQAAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 8,268,061,000
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	21.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	21.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169956
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	I Class
Trading Symbol	TQAIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 8,268,061,000
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	21.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	21.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless